INVESTMENT PROPERTIES - Fair Value of Investment Properties (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Total assets	$ 112,516	$ 112,004
Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Core Office
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Core Retail
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | LP Investments
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Core Office
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Core Retail
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | LP Investments
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 3 | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	66,067	62,313
Level 3 | Commercial properties | Core Office
Disclosure of fair value measurement of assets [line items]
Total assets	22,129	24,644
Level 3 | Commercial properties | Core Retail
Disclosure of fair value measurement of assets [line items]
Total assets	19,438	18,991
Level 3 | Commercial properties | LP Investments
Disclosure of fair value measurement of assets [line items]
Total assets	24,500	18,678
Level 3 | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	2,518	2,300
Level 3 | Commercial developments | Core Office
Disclosure of fair value measurement of assets [line items]
Total assets	1,355	1,023
Level 3 | Commercial developments | Core Retail
Disclosure of fair value measurement of assets [line items]
Total assets	106	0
Level 3 | Commercial developments | LP Investments
Disclosure of fair value measurement of assets [line items]
Total assets	$ 1,057	$ 1,277